Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ (265,862)		$ 0
Less: current portion	(1,632)		0
Long-term debt (note 11)	264,230		0
Term Loan Facility
Disclosure of detailed information about financial instruments [line items]
Debt instrument face value	275,000	$ 275,000
Term Loan Facility | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	(272,250)		0
Term Loan Facility | Unamortized Debt Discount and Transaction Costs
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ (6,388)		$ 0